Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Cash flows from operating activities
Net (loss) income including noncontrolling interest	$ (1,459,770)	$ 125,304	$ 1,713,971
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Depreciation and amortization	101,929	19,895	19,006
Impairment on investments	74,507
Write off of leasehold improvements	745,073
Changes in assets and liabilities
Increase in accounts receivables	(139,034)	(925,092)	(634,405)
(Increase)/decrease in other receivables and prepayments	595,234	(825,169)	148,487
(Increase)/decrease in related party receivables		(207,505)	516,904
(Increase)/decrease in deferred tax asset			(13,746)
Decrease in other current assets		33,042
(Decrease)/increase in accounts payables	634,212	(33,206)
Increase in taxes payable		819,336	703,448
(Decrease)/increase in accrued liabilities and other current liabilities	222,331	(18,486)	225,824
Net cash (used in)/provided by operating activities	774,482	(1,011,881)	2,679,489
Cash flows from investing activities
Investment in affiliated entities
Acquisitions of investments	(4,783,370)	(4,825,706)
Increase in related party receivables			842,544
Purchase of equipment and improvements	(30,868)	(1,447,870)	(1,682)
Decrease/(increase) in rent and utility deposits	30		(43,572)
Purchase of intangible assets	(464)
Net cash (used in)/provided by investing activities	(4,814,672)	(6,273,576)	797,290
Cash flows from financing activities
Proceeds from issuance of ordinary shares		7,731,271
Capital contribution from owners		145,232
Repayment of capital lease			(15,975)
Increase (decrease) in related party payable	259,890	27,075	(155,448)
Net cash provided by/(used in) financing activities	259,890	7,903,578	(171,423)
Net Increase/(decrease) of Cash and Cash Equivalents	(3,780,300)	618,121	3,305,356
Effect of foreign currency translation on cash and cash equivalents	(118,590)	97,008	(85,475)
Cash and cash equivalents - beginning of year	3,937,490	3,222,361	2,480
Cash and cash equivalents - end of year	38,600	3,937,490	3,222,361
Supplemental cash flow disclosures
Interest received	220,698	312,856	69,161
Interest paid	133
Income taxes paid		285,749
NON-CASH FINANCING AND INVESTING ACTIVITIES
Acquisition of fixed assets through capital lease	$ 160,560